Expenses by nature (Tables)	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Summary of Expenses by Nature
Expenses by nature consist of the following:

	Year ended March 31,
	2024	2023	2022
Employee cost	$831,332	$760,810	$671,864
Repair payments	39,095	62,240	82,954
Facilities cost	86,527	73,089	61,238
Depreciation	56,653	50,125	50,003
Legal and professional expenses	29,746	26,433	22,207
Travel expenses	18,570	15,891	4,878
Others	44,971	45,747	47,005

Total cost of revenue, selling and marketing and general and administrative expenses	$1,106,894	$1,034,335	$940,149